Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities-Continuing Operations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of operations
Other financial items, net (note 8)	$ 2,338	$ 4,398
Interest expense	9,289	0
Statement of cash flows
Net debt repayments	(104,031)	(93,758)
VIE debt | Continuing operations
Statement of operations
Other financial items, net (note 8)	1,824	4,373
Interest expense	11,260	15,076
Statement of cash flows
Net debt repayments	$ (60,282)	$ (63,404)